Commitments	12 Months Ended
Jun. 30, 2014
Commitments [Abstract]
COMMITMENTS

Note 18 – COMMITMENTS

The Company leases two offices in Australia under renewable operating leases expiring on August 31, 2015 and July 31, 2015.

Our corporate Australian headquarters are located at Level6/97 Pacific Highway, North Sydney NSW 2060 Australia, where we lease approximately 270 square meters of office and operations space pursuant to a lease agreement expiring in August 2015 subject to our right to renew for an additional year.  The annual rent for the premises is AUD $130,510.  In addition we occupy an office on Albany Highway, Victoria Park, Western Australia.  The initial term of the lease for this space expires July 31, 2015, at which time we can renew the lease for an additional 2 years.  The annual rent for the premises is AUD $17,043, subject to reset to market rate if we elect to renew the lease in August 2015.

For the years ended June 30, 2014 and 2013, the aggregate rental expense was USD $138,251 and USD $157,522, respectively.

Future minimum rental payments required under operating leases as of June 30, 2014 are as follows:

		USD $
Fiscal	2015	$138,993
	2016	$21,828
		$160,821